Supplement Dated December 26, 2003
to the Quant Funds' Prospectus Dated August 1, 2003

Effective January 2, 2004, the Institutional Shares of the
Quant Emerging Markets, Foreign Value, Growth and Income,
Mid Cap and Small Cap Funds will impose a short-term redemption fee of 2.00% for assets held less than 61 days.